                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
                            Form 13F
                       Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004
                                              --------------------
 Check here if Amendment [ ]; Amendment Number:
                                              --------------
  This Amendment (Check only one.):     [ ] is a restatement.
                                        [ ] adds new holdings
                                             entries.
 Institutional Investment Manager Filing this Report:
 Name:    SELZ CAPITAL, LLC
          ---------------------------------------------
 Address: 600 FIFTH AVENUE (25TH FLOOR)
          ---------------------------------------------
          NEW YORK NY 10020
          ---------------------------------------------
          ---------------------------------------------
 Form 13F File Number:  28- 028 - 10873
                          -----------------
 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
 Person Signing this Report on Behalf of Reporting Manager:
 Name:    BERNARD SELZ
          ---------------------------------------------
 Title:   MANAGING MEMBER
          ---------------------------------------------
 Phone:   (212) 218- 8271
          ---------------------------------------------
 Signature, Place, and Date of Signing: NEW YORK, NY
 ------------------------ ---------------------- ----------
 [Signature]              [City, State]           [Date]
 Report Type (Check only one.):
 [X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
 [ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
 [ ]  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
 List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]
     Form 13F File Number         Name
     28-
        ------------------        ------------------------
     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers:             0
                                         ----------------
 Form 13F Information Table Entry Total:       43
                                         ----------------
 Form 13F Information Table Value Total: $197,395
                                         ----------------
                                            (thousands)
 List of Other Included Managers:
 Provide a numbered list of the name(s) and Form 13F file
 number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
     No.       Form 13F File Number          Name
               28-                              NONE
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

          Column 1               Column 2      Column 3  Column 4        Column 5         Column 6            Column 8
-------------------------------------------------------------------------------------------------------------------------------
                                                           Value                         Investment       Voting Authority
       Name of Issuer         Title of Class    Cusip    (x$1000)  Shares or Prn Amount  Discretion     Sole    Shared    None
-------------------------------------------------------------------------------------------------------------------------------
APEX SILVER MINES LTD         ORD             G04074103     2,170    100,000     SH         SOLE       100,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
EVEREST RE GROUP LTD          COM             G3223R108     2,973     40,000     SH         SOLE        40,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
GOLAR LNG LTD BERMUDA         SHS             G9456A100     2,033    130,000     SH         SOLE       130,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
MILLICOM INTL CELLULAR S A    SHS NEW         L6388F110     2,808    154,300     SH         SOLE       100,300    --     54,000
-------------------------------------------------------------------------------------------------------------------------------
ALLIANCE RES PARTNER L P      UT LTD PART     01877R108     2,227     40,000     SH         SOLE        40,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
ANNALY MTG MGMT INC           COM             035710409     2,570    150,000     SH         SOLE       112,100    --     37,900
-------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION   COM             060505104       789     18,200     SH         SOLE         2,000    --     16,200
-------------------------------------------------------------------------------------------------------------------------------
CAMBIOR INC                   COM             13201L103       616    200,000     SH         SOLE       200,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL AUTOMOTIVE REIT       COM SH BEN INT  139733109    13,509    432,000     SH         SOLE       260,000    --    172,000
-------------------------------------------------------------------------------------------------------------------------------
CENTEX CORP                   COM             152312104     3,532     70,000     SH         SOLE        70,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
COLGATE PALMOLIVE CO          COM             194162103     3,163     70,000     SH         SOLE        70,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
CRAY INC                      COM             225223106     2,033    576,000     SH         SOLE       566,000    --     10,000
-------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP        COM             228227104     1,241     83,407     SH         SOLE        83,407    --         --
-------------------------------------------------------------------------------------------------------------------------------
CROWN HOLDINGS INC            COM             228368106    11,857  1,150,000     SH         SOLE     1,000,000    --    150,000
-------------------------------------------------------------------------------------------------------------------------------
EPIQ SYS INC                  COM             26882D109     3,661    235,000     SH         SOLE       230,000    --      5,000
-------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP                  DBCV 2/2        28336LAC3     1,020  2,000,000     PRN        SOLE     2,000,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109     8,127    554,000     SH         SOLE       447,000    --    107,000
-------------------------------------------------------------------------------------------------------------------------------
FREEPORT-MCMORAN COPPER & GO  CL B            35671D857     5,994    148,000     SH         SOLE       148,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
HARMONY GOLD MNG LTD          SPONSORED ADR   413216300     1,634    120,000     SH         SOLE       120,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
HIGHLAND HOSPITALITY CORP     COM             430141101     1,824    160,000     SH         SOLE       100,000    --     60,000
-------------------------------------------------------------------------------------------------------------------------------
ISTAR FINL INC                COM             45031U101     7,887    191,300     SH         SOLE       131,500    --     59,800
-------------------------------------------------------------------------------------------------------------------------------
ISHARES INC                   MSCI JAPAN      464286848     7,760    800,000     SH         SOLE       800,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
KERR MCGEE CORP               COM             492386107     6,870    120,000     SH         SOLE       120,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
KEY ENERGY SVCS INC           COM             492914106     8,164    738,800     SH         SOLE       554,500    --    184,300
-------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN MANAGEMENT LLC  SHS             49455U100     5,134    123,647     SH         SOLE       123,647    --         --
-------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                   CL B            526057302       876     20,000     SH         SOLE        20,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
MCI INC                       COM             552691107     2,513    150,000     SH         SOLE       150,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
NBTY INC                      COM             628782104     3,450    160,000     SH         SOLE       160,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
NEWMONT MINING CORP           COM             651639106     1,366     30,000     SH         SOLE        30,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
PATINA OIL & GAS CORP         COM             703224105     2,957    100,000     SH         SOLE       100,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
PETROKAZAKHSTAN INC           COM             71649P102     7,486    220,000     SH         SOLE       165,000    --     55,000
-------------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING CORP       COM             74022D100     4,608     80,000     SH         SOLE        80,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
RANDGOLD RES LTD              ADR             752344309       494     50,000     SH         SOLE        50,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
REGISTER COM INC              COM             75914G101     1,501    276,000     SH         SOLE       276,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
SAXON CAPITAL INC             COM             80556P302     5,375    250,000     SH         SOLE       200,000    --     50,000
-------------------------------------------------------------------------------------------------------------------------------
SEA CONTAINERS LTD            CL A            811371707     2,411    158,300     SH         SOLE       158,300    --         --
-------------------------------------------------------------------------------------------------------------------------------
SPORTS AUTH INC NEW           COM             84917U109       232     10,000     SH         SOLE        10,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
TALISMAN ENERGY INC           COM             87425E103     8,581    330,000     SH         SOLE       330,000    --         --
-------------------------------------------------------------------------------------------------------------------------------
TESCO CORP                    COM             88157K101    22,160  2,051,700     SH         SOLE     1,816,700    --    235,000
-------------------------------------------------------------------------------------------------------------------------------
3-D SYS CORP DEL              COM NEW         88554D205     6,972    581,000     SH         SOLE       462,900    --    118,100
-------------------------------------------------------------------------------------------------------------------------------
VENTAS INC                    COM             92276F100     7,418    286,200     SH         SOLE       144,000    --    142,200
-------------------------------------------------------------------------------------------------------------------------------
WHEATON RIV MINERALS LTD      COM             962902102     8,815  2,800,000     SH         SOLE     2,550,000    --    250,000
-------------------------------------------------------------------------------------------------------------------------------
WHEATON RIV MINERALS LTD      WARRANTS        962902177       584    312,500     SH         SOLE       250,000    --     62,500
-------------------------------------------------------------------------------------------------------------------------------
                                                          197,395
-------------------------------------------------------------------------------------------------------------------------------